Stockholders' Equity (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	May 21, 2026	Apr. 08, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Shareholders Equity [Line Items]
Common stock, issued		60,000	17,839,467		17,839,467		16,825,716	16,661,482
Fair value		$ 860,400						$ 366,622
Warrant option pricing		$ 1,943,500
Expected volatility		124.34%
Risk-free interest rates		4.43%
Common stock, outstanding			17,839,467		17,839,467		16,825,716	16,661,482
Common stock, authorized			975,000,000		975,000,000		975,000,000	975,000,000
Common stock par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Issuance of common stock for services			$ 1,000	$ 3,000	$ 4,000	$ 12,000	$ 18,000	$ 210,177
Proceeds from Warrant Exercises						$ 33,334
Amortized value							1,611,796	1,192,105
Common stock for warrant exercises							48,334
Common stock for warrant exercises							$ 48,334	350,007
Outstanding debt								$ 15,210
Restricted Stock Units (RSUs) [Member]
Shareholders Equity [Line Items]
Common stock, issued		60,000
Restricted Stock Units (RSUs) [Member] | Reorganization, Chapter 11, Exchange of Stock Adjustment [Member]
Shareholders Equity [Line Items]
Common stock, issued		60,000
Over-the-Counter [Member]
Shareholders Equity [Line Items]
Market rate		$ 10.78
Minimum [Member]
Shareholders Equity [Line Items]
Exercise price		4	$ 4		$ 4
Maximum [Member]
Shareholders Equity [Line Items]
Exercise price		$ 6	$ 6		$ 6
Common Stock [Member]
Shareholders Equity [Line Items]
Issuance of shares for warrant exercise						16,667
Stock based compensation - restricted stock (in Shares)			108,943	32,252	266,709	64,503	135,822	31,335
Issuance of common stock for services, (in Shares)			198	249	773	861	1,745	11,773
Fair value		$ 860,400
Common stock purchase warrant		50,000
Options exercise price		$ 5
Gross proceed					$ 2,500,000
Common stock, authorized			975,000,000		975,000,000		975,000,000	975,000,000
Common stock par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Issuance of common stock for services					$ 1	$ 1	$ 2	$ 12
Number of shares issued in transaction	746,269				746,269
Price per share			$ 3.35		$ 3.35			$ 1
Proceeds from Warrant Exercises						$ 33,334
Company issued shares							26,667	283,400
Common stock for warrant exercises							$ 27	$ 175
Converted shares								2,942
Outstanding debt								$ 3
Repurchase and retired shares								117,359
Common Stock [Member] | Director [Member]
Shareholders Equity [Line Items]
Issuance of common stock for services, (in Shares)								31,335
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders Equity [Line Items]
Issuance of common stock for services			$ 1,000
Common Stock [Member] | Minimum [Member]
Shareholders Equity [Line Items]
Common stock purchase warrant		50,000
Options exercise price		$ 4
Common Stock [Member] | Maximum [Member]
Shareholders Equity [Line Items]
Common stock purchase warrant		100,000
Options exercise price		$ 6
Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred stock, issued			500,000		500,000		500,000
Common Stock And Warrants [Member]
Shareholders Equity [Line Items]
Increase in additional paid in capital and prepaid expenses					$ 2,803,900		$ 2,803,900
Prepaid expense			$ 1,202,766		$ 1,202,766
Amortized value							$ 1,611,796	$ 1,192,104
Company issued shares								175,001
Common stock for warrant exercises								$ 350,007
Valuation Technique, Black-Scholes-Merton Model [Member]
Shareholders Equity [Line Items]
Warrant option pricing		$ 1,943,500
Valuation Technique, Black-Scholes-Merton Model [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Issuance of common stock for services				$ 3,000
Series A-1 Convertible Preferred Shares
Shareholders Equity [Line Items]
Preferred stock, issued			300		300		300	300
Convertible preferred stock			2,000,000		2,000,000		2,000,000
Preferred stock par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Gross proceed					$ 30,000,000		$ 30,000,000
Preferred stock, outstanding			300		300		300	300
Series A-1 Convertible Preferred Shares | Common Stock [Member]
Shareholders Equity [Line Items]
Common stock, outstanding			300		300		300
Series B-1 Convertible Preferred Shares
Shareholders Equity [Line Items]
Preferred stock, issued			5		5		5	5
Preferred stock par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Gross proceed					$ 30,000,000		$ 30,000,000
Preferred stock, outstanding			5		5		5	5
Series B-1 Convertible Preferred Shares | Common Stock [Member]
Shareholders Equity [Line Items]
Common stock, outstanding			30		30		5
Common Stock Issuances [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Fair value							$ 2,405,367
Issuance of common stock for services							$ 18,000
Common stock for warrant exercises								$ 292,610
Outstanding debt								$ 15,210